Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets
	December 31, 2024	December 31, 2023
Prepaid Pension	$-	$460,732
Guarantee deposits	1,432,177	506,316
Others	62,563	66,952
	$1,494,740	$1,034,000